Consolidated income statement (Parenthetical)			12 Months Ended
		Aug. 30, 2022	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
Consolidated income statement
Share consolidation ratio		0.9286
Earnings per ordinary share	[1],[2]		£ 0.535	£ 0.47948	£ 0.338
Earnings per ordinary share - continuing operations			0.525	0.4917	0.365
Earnings per ordinary share - discontinued operations			£ 0.010	£ (0.01222)	£ (0.027)

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)
[2]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).